SCHEDULE H, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	47-5654583
EBP, Plan Number	001
Current Value	$ 1,621,654,076
Participant Loans	$ 10,742,226
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate, percent	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate, percent	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,905,101
Corporate debt instruments
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	261,077
Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	798,550,565
Employer Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,252,364
Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	509,523,948
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	231,227,529
Brokeragelink
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	63,933,492
Investment, Identifier [Axis]: AAON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 639,356
EBP, Investment, Number of Shares | shares	8,385
Investment, Identifier [Axis]: ADYEN BV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 315,101
EBP, Investment, Number of Shares | shares	195
Investment, Identifier [Axis]: AGILYSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 444,818
EBP, Investment, Number of Shares | shares	3,743
Investment, Identifier [Axis]: AIR PRODUCTS & CHEMICALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,323,286
EBP, Investment, Number of Shares | shares	5,357
Investment, Identifier [Axis]: ALARM.COM HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 300,661
EBP, Investment, Number of Shares | shares	5,893
Investment, Identifier [Axis]: ALPHABET INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,584,128
EBP, Investment, Number of Shares | shares	8,256
Investment, Identifier [Axis]: ALPHABET INC CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,635,543
EBP, Investment, Number of Shares | shares	30,706
Investment, Identifier [Axis]: ALTRIA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 838,376
EBP, Investment, Number of Shares | shares	14,540
Investment, Identifier [Axis]: AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,975,491
EBP, Investment, Number of Shares | shares	47,550
Investment, Identifier [Axis]: APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,561,884
EBP, Investment, Number of Shares | shares	64,599
Investment, Identifier [Axis]: ASML HOLDING NV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,415,425
EBP, Investment, Number of Shares | shares	1,323
Investment, Identifier [Axis]: AXOS FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 287,344
EBP, Investment, Number of Shares | shares	3,335
Investment, Identifier [Axis]: AZENTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 77,695
EBP, Investment, Number of Shares | shares	2,336
Investment, Identifier [Axis]: American Beacon Small Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,445,152
EBP, Investment, Number of Shares | shares	949,232
Investment, Identifier [Axis]: BALCHEM CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 623,715
EBP, Investment, Number of Shares | shares	4,067
Investment, Identifier [Axis]: BERKSHIRE HATHAWAY INC CL B
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,433,558
EBP, Investment, Number of Shares | shares	2,852
Investment, Identifier [Axis]: BIO TECHNE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 273,584
EBP, Investment, Number of Shares | shares	4,652
Investment, Identifier [Axis]: BIOLIFE SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 97,445
EBP, Investment, Number of Shares | shares	4,030
Investment, Identifier [Axis]: BLACKBAUD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 351,553
EBP, Investment, Number of Shares | shares	5,552
Investment, Identifier [Axis]: BLACKLINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 215,465
EBP, Investment, Number of Shares | shares	3,897
Investment, Identifier [Axis]: BLACKROCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,687,926
EBP, Investment, Number of Shares | shares	1,577
Investment, Identifier [Axis]: BRIGHT HORIZONS FAMILY SOLUTIONS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 452,447
EBP, Investment, Number of Shares | shares	4,462
Investment, Identifier [Axis]: BROADCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,502,985
EBP, Investment, Number of Shares | shares	24,568
Investment, Identifier [Axis]: BlackRock LifePath® Index 2030 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 87,306,659
EBP, Investment, Number of Shares | shares	4,354,273
Investment, Identifier [Axis]: BlackRock LifePath® Index 2035 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 94,181,524
EBP, Investment, Number of Shares | shares	4,265,294
Investment, Identifier [Axis]: BlackRock LifePath® Index 2040 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 103,180,175
EBP, Investment, Number of Shares | shares	4,282,934
Investment, Identifier [Axis]: BlackRock LifePath® Index 2045 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 104,484,341
EBP, Investment, Number of Shares | shares	4,032,992
Investment, Identifier [Axis]: BlackRock LifePath® Index 2050 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 102,313,933
EBP, Investment, Number of Shares | shares	3,765,279
Investment, Identifier [Axis]: BlackRock LifePath® Index 2055 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 83,851,169
EBP, Investment, Number of Shares | shares	3,036,315
Investment, Identifier [Axis]: BlackRock LifePath® Index 2060 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 40,215,013
EBP, Investment, Number of Shares | shares	1,454,662
Investment, Identifier [Axis]: BlackRock LifePath® Index 2065 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,666,111
EBP, Investment, Number of Shares | shares	477,976
Investment, Identifier [Axis]: BlackRock LifePath® Index 2070 Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 170,412
EBP, Investment, Number of Shares | shares	15,467
Investment, Identifier [Axis]: BlackRock LifePath® Index Retirement Non-Lendable Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 90,707,976
EBP, Investment, Number of Shares | shares	5,409,814
Investment, Identifier [Axis]: CARVANA CO CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,888,632
EBP, Investment, Number of Shares | shares	16,323
Investment, Identifier [Axis]: CARVANA CO PIK VAR 06/01/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	$ 101,042
Current Value	105,906
Investment, Identifier [Axis]: CARVANA CO PIK VAR 06/01/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares)	137,511
Current Value	155,171
Investment, Identifier [Axis]: CASELLA WASTE SYS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 626,718
EBP, Investment, Number of Shares | shares	6,399
Investment, Identifier [Axis]: CBIZ INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 103,221
EBP, Investment, Number of Shares | shares	2,046
Investment, Identifier [Axis]: CERTARA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 224,946
EBP, Investment, Number of Shares | shares	25,533
Investment, Identifier [Axis]: CHEVRON CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,284,816
EBP, Investment, Number of Shares | shares	8,430
Investment, Identifier [Axis]: CHIPOTLE MEXICAN GRILL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 735,042
EBP, Investment, Number of Shares | shares	19,866
Investment, Identifier [Axis]: CHUBB LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,277,540
EBP, Investment, Number of Shares | shares	7,297
Investment, Identifier [Axis]: CINCINNATI FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 914,429
EBP, Investment, Number of Shares | shares	5,599
Investment, Identifier [Axis]: CINTAS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 371,626
EBP, Investment, Number of Shares | shares	1,976
Investment, Identifier [Axis]: CISCO SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,263,600
EBP, Investment, Number of Shares | shares	16,404
Investment, Identifier [Axis]: COLGATE-PALMOLIVE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 466,613
EBP, Investment, Number of Shares | shares	5,905
Investment, Identifier [Axis]: CONSTELLATION ENERGY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 906,491
EBP, Investment, Number of Shares | shares	2,566
Investment, Identifier [Axis]: CONSTRUCTION PARTNERS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 948,836
EBP, Investment, Number of Shares | shares	8,741
Investment, Identifier [Axis]: CORNING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,227,089
EBP, Investment, Number of Shares | shares	25,435
Investment, Identifier [Axis]: CROWDSTRIKE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 664,233
EBP, Investment, Number of Shares | shares	1,417
Investment, Identifier [Axis]: CROWN CASTLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 576,322
EBP, Investment, Number of Shares | shares	6,485
Investment, Identifier [Axis]: CUMMINS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,403,738
EBP, Investment, Number of Shares | shares	2,750
Investment, Identifier [Axis]: DANAHER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 934,680
EBP, Investment, Number of Shares | shares	4,083
Investment, Identifier [Axis]: DATABRICKS INC SER G
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 233,130
EBP, Investment, Number of Shares | shares	1,227
Investment, Identifier [Axis]: DATADOG INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 255,117
EBP, Investment, Number of Shares | shares	1,876
Investment, Identifier [Axis]: DESCARTES SYS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 578,731
EBP, Investment, Number of Shares | shares	6,602
Investment, Identifier [Axis]: DIGI INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 338,052
EBP, Investment, Number of Shares | shares	7,809
Investment, Identifier [Axis]: DOMINION ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,399,071
EBP, Investment, Number of Shares | shares	23,879
Investment, Identifier [Axis]: DONALDSON CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 293,908
EBP, Investment, Number of Shares | shares	3,315
Investment, Identifier [Axis]: DOORDASH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 802,419
EBP, Investment, Number of Shares | shares	3,543
Investment, Identifier [Axis]: DORMAN PRODUCTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 253,032
EBP, Investment, Number of Shares | shares	2,054
Investment, Identifier [Axis]: Dodge & Cox Income Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,000,518
EBP, Investment, Number of Shares | shares	1,633,010
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 55,047,559
EBP, Investment, Number of Shares | shares	3,344,323
Investment, Identifier [Axis]: ELI LILLY & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,357,280
EBP, Investment, Number of Shares | shares	4,985
Investment, Identifier [Axis]: EPLUS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 365,358
EBP, Investment, Number of Shares | shares	4,166
Investment, Identifier [Axis]: ESCO TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 780,192
EBP, Investment, Number of Shares | shares	3,993
Investment, Identifier [Axis]: EXLSERVICE HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 875,113
EBP, Investment, Number of Shares | shares	20,620
Investment, Identifier [Axis]: EXPONENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 534,008
EBP, Investment, Number of Shares | shares	7,688
Investment, Identifier [Axis]: FASTENAL CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 990,449
EBP, Investment, Number of Shares | shares	24,681
Investment, Identifier [Axis]: FIRSTSERVICE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 329,257
EBP, Investment, Number of Shares | shares	2,117
Investment, Identifier [Axis]: Fidelity Investments Money Market Government Portfolio - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 162,624
Investment, Identifier [Axis]: Fidelity Investments Money Market Government Portfolio Class I.
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 48,602
EBP, Investment, Number of Shares | shares	48,602
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio II Class 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 58,267,267
EBP, Investment, Number of Shares | shares	58,267,267
Investment, Identifier [Axis]: Fidelity® 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 241,495,614
EBP, Investment, Number of Shares | shares	1,015,883
Investment, Identifier [Axis]: Fidelity® Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 63,377,155
EBP, Investment, Number of Shares | shares	629,554
Investment, Identifier [Axis]: Fidelity® Large Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 41,286,643
EBP, Investment, Number of Shares | shares	892,298
Investment, Identifier [Axis]: Fortive Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 16,089,740
Investment, Identifier [Axis]: GE AEROSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,085,228
EBP, Investment, Number of Shares | shares	10,016
Investment, Identifier [Axis]: GE VERNOVA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,156,819
EBP, Investment, Number of Shares | shares	1,770
Investment, Identifier [Axis]: GLOBUS MEDICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 772,606
EBP, Investment, Number of Shares | shares	8,849
Investment, Identifier [Axis]: GOLDMAN SACHS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 693,531
EBP, Investment, Number of Shares | shares	789
Investment, Identifier [Axis]: HAMILTON LANE INC - A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 211,673
EBP, Investment, Number of Shares | shares	1,576
Investment, Identifier [Axis]: HEALTHEQUITY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 407,665
EBP, Investment, Number of Shares | shares	4,450
Investment, Identifier [Axis]: Harding Loevner International Equity Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,760,833
EBP, Investment, Number of Shares | shares	132,605
Investment, Identifier [Axis]: I3 VERTICALS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 214,543
EBP, Investment, Number of Shares | shares	8,517
Investment, Identifier [Axis]: INTUITIVE SURGICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,448,941
EBP, Investment, Number of Shares | shares	4,324
Investment, Identifier [Axis]: Interest Bearing Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,682,942
Investment, Identifier [Axis]: J&J SNACKS FOOD CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 212,098
EBP, Investment, Number of Shares | shares	2,347
Investment, Identifier [Axis]: JOHNSON & JOHNSON
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,453,410
EBP, Investment, Number of Shares | shares	7,023
Investment, Identifier [Axis]: KINSALE CAPITAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 550,697
EBP, Investment, Number of Shares | shares	1,408
Investment, Identifier [Axis]: LEMAITRE VASCULAR INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 334,375
EBP, Investment, Number of Shares | shares	4,123
Investment, Identifier [Axis]: LINDE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 495,892
EBP, Investment, Number of Shares | shares	1,163
Investment, Identifier [Axis]: LOAR HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 125,936
EBP, Investment, Number of Shares | shares	1,852
Investment, Identifier [Axis]: LOWES COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,262,714
EBP, Investment, Number of Shares | shares	5,236
Investment, Identifier [Axis]: MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 323,377
EBP, Investment, Number of Shares | shares	1,888
Investment, Identifier [Axis]: MARSH & MCLENNAN COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 494,411
EBP, Investment, Number of Shares | shares	2,665
Investment, Identifier [Axis]: MARTEN TRANSPORT LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 107,587
EBP, Investment, Number of Shares | shares	9,454
Investment, Identifier [Axis]: MASTERCARD INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,853,440
EBP, Investment, Number of Shares | shares	6,750
Investment, Identifier [Axis]: MEDLINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 149,772
EBP, Investment, Number of Shares | shares	3,566
Investment, Identifier [Axis]: MESA LABORATORIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 70,493
EBP, Investment, Number of Shares | shares	898
Investment, Identifier [Axis]: META PLATFORMS INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,430,669
EBP, Investment, Number of Shares | shares	12,772
Investment, Identifier [Axis]: MICROSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,629,905
EBP, Investment, Number of Shares | shares	44,725
Investment, Identifier [Axis]: MONDELEZ INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 248,318
EBP, Investment, Number of Shares | shares	4,613
Investment, Identifier [Axis]: MONOLITHIC POWER SYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 819,349
EBP, Investment, Number of Shares | shares	904
Investment, Identifier [Axis]: MOODYS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 523,110
EBP, Investment, Number of Shares | shares	1,024
Investment, Identifier [Axis]: MORGAN STANLEY
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 752,550
EBP, Investment, Number of Shares | shares	4,239
Investment, Identifier [Axis]: NETFLIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,406,488
EBP, Investment, Number of Shares | shares	36,332
Investment, Identifier [Axis]: NINTENDO LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,286,856
EBP, Investment, Number of Shares | shares	76,326
Investment, Identifier [Axis]: NORFOLK SOUTHERN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,922,586
EBP, Investment, Number of Shares | shares	6,659
Investment, Identifier [Axis]: NORTHROP GRUMMAN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,084,539
EBP, Investment, Number of Shares | shares	1,902
Investment, Identifier [Axis]: NOVANTA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 500,591
EBP, Investment, Number of Shares | shares	4,207
Investment, Identifier [Axis]: NVIDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 24,198,375
EBP, Investment, Number of Shares | shares	129,750
Investment, Identifier [Axis]: OLD DOMINION FREIGHT LINES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 316,422
EBP, Investment, Number of Shares | shares	2,018
Investment, Identifier [Axis]: OLLIES BARGAIN OUTLET HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 509,138
EBP, Investment, Number of Shares | shares	4,645
Investment, Identifier [Axis]: ONTO INNOVATION INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 622,284
EBP, Investment, Number of Shares | shares	3,942
Investment, Identifier [Axis]: OPTION CARE HEALTH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 199,762
EBP, Investment, Number of Shares | shares	6,270
Investment, Identifier [Axis]: ORACLE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,811,688
EBP, Investment, Number of Shares | shares	9,295
Investment, Identifier [Axis]: PALANTIR TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 531,650
EBP, Investment, Number of Shares | shares	2,991
Investment, Identifier [Axis]: PALOMAR HLDGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 157,669
EBP, Investment, Number of Shares | shares	1,170
Investment, Identifier [Axis]: PAYCHEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 813,529
EBP, Investment, Number of Shares | shares	7,252
Investment, Identifier [Axis]: PHILIP MORRIS INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,660,942
EBP, Investment, Number of Shares | shares	10,355
Investment, Identifier [Axis]: PIMCO Inflation Response Multi-Asset Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,643,218
EBP, Investment, Number of Shares | shares	501,427
Investment, Identifier [Axis]: PIMCO Total Return Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,001,506
EBP, Investment, Number of Shares | shares	2,370,373
Investment, Identifier [Axis]: PROCTER & GAMBLE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 366,444
EBP, Investment, Number of Shares | shares	2,557
Investment, Identifier [Axis]: PROGRESSIVE CORP OHIO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,351,974
EBP, Investment, Number of Shares | shares	5,937
Investment, Identifier [Axis]: RALLIANT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,781,722
EBP, Investment, Number of Shares | shares	93,925
Investment, Identifier [Axis]: RBC BEARINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,047,981
EBP, Investment, Number of Shares | shares	2,337
Investment, Identifier [Axis]: REPLIGEN
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 313,136
EBP, Investment, Number of Shares | shares	1,911
Investment, Identifier [Axis]: ROPER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 601,816
EBP, Investment, Number of Shares | shares	1,352
Investment, Identifier [Axis]: ROSS STORES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 731,909
EBP, Investment, Number of Shares | shares	4,063
Investment, Identifier [Axis]: SCHWAB CHARLES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,071,734
EBP, Investment, Number of Shares | shares	20,736
Investment, Identifier [Axis]: SEA LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 775,881
EBP, Investment, Number of Shares | shares	6,082
Investment, Identifier [Axis]: SERVICENOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,479,227
EBP, Investment, Number of Shares | shares	16,184
Investment, Identifier [Axis]: SHERWIN WILLIAMS CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 557,656
EBP, Investment, Number of Shares | shares	1,721
Investment, Identifier [Axis]: SHOPIFY INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,618,576
EBP, Investment, Number of Shares | shares	10,055
Investment, Identifier [Axis]: SITEONE LANDSCAPE SUPPLY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 430,230
EBP, Investment, Number of Shares | shares	3,454
Investment, Identifier [Axis]: SPS COMMERCE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 132,804
EBP, Investment, Number of Shares | shares	1,490
Investment, Identifier [Axis]: SPX TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 427,128
EBP, Investment, Number of Shares | shares	2,135
Investment, Identifier [Axis]: STARBUCKS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 879,405
EBP, Investment, Number of Shares | shares	10,443
Investment, Identifier [Axis]: STRYKER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 732,112
EBP, Investment, Number of Shares | shares	2,083
Investment, Identifier [Axis]: SYNOPSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 863,345
EBP, Investment, Number of Shares | shares	1,838
Investment, Identifier [Axis]: T-MOBILE US INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,464,934
EBP, Investment, Number of Shares | shares	7,215
Investment, Identifier [Axis]: T. Rowe Price Treasury Reserve Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 222
EBP, Investment, Number of Shares | shares	222
Investment, Identifier [Axis]: TAIWAN SEMICONDUCTOR MFG CO ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,010,130
EBP, Investment, Number of Shares | shares	3,324
Investment, Identifier [Axis]: TE CONNECTIVITY PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,231,873
EBP, Investment, Number of Shares | shares	9,810
Investment, Identifier [Axis]: TESLA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,021,124
EBP, Investment, Number of Shares | shares	11,165
Investment, Identifier [Axis]: TEXAS INSTRUMENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,691,701
EBP, Investment, Number of Shares | shares	9,751
Investment, Identifier [Axis]: TEXAS ROADHOUSE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 726,582
EBP, Investment, Number of Shares | shares	4,377
Investment, Identifier [Axis]: THE BOOKING HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,574,467
EBP, Investment, Number of Shares | shares	294
Investment, Identifier [Axis]: THERMO FISHER SCIENTIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 998,972
EBP, Investment, Number of Shares | shares	1,724
Investment, Identifier [Axis]: TJX COMPANIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 827,343
EBP, Investment, Number of Shares | shares	5,386
Investment, Identifier [Axis]: TRANSDIGM GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 416,243
EBP, Investment, Number of Shares | shares	313
Investment, Identifier [Axis]: TREX CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 143,933
EBP, Investment, Number of Shares | shares	4,103
Investment, Identifier [Axis]: TYLER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 291,890
EBP, Investment, Number of Shares | shares	643
Investment, Identifier [Axis]: UFP TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 159,862
EBP, Investment, Number of Shares | shares	720
Investment, Identifier [Axis]: UNITEDHEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,199,193
EBP, Investment, Number of Shares | shares	6,662
Investment, Identifier [Axis]: VALVOLINE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 255,902
EBP, Investment, Number of Shares | shares	8,806
Investment, Identifier [Axis]: VERALTO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 86,509
EBP, Investment, Number of Shares | shares	867
Investment, Identifier [Axis]: VERICEL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 332,588
EBP, Investment, Number of Shares | shares	9,236
Investment, Identifier [Axis]: VERTEX INC - CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 246,110
EBP, Investment, Number of Shares | shares	12,324
Investment, Identifier [Axis]: VISA INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,992,708
EBP, Investment, Number of Shares | shares	14,236
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 173,557
EBP, Investment, Number of Shares | shares	173,557
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 26,538,271
EBP, Investment, Number of Shares | shares	2,716,302
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 35,133,242
EBP, Investment, Number of Shares | shares	216,751
Investment, Identifier [Axis]: WD 40 CO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 234,902
EBP, Investment, Number of Shares | shares	1,193
Investment, Identifier [Axis]: WILLSCOT HOLDINGS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 64,380
EBP, Investment, Number of Shares | shares	3,373